Issued capital and reserves - DIsclosure of treasury shares (Details) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Treasury Shares [Line Items]
Equity balance as of beginning of the year	€ 71,497	€ 71,497
Acquisition of treasury shares		(65)
Equity balance as of end of the year		€ (69,611)
Other equity
Treasury Shares [Line Items]
Number of shares outstanding at beginning of period	0	0
Number of shares outstanding at end of period		8,190,415
Equity balance as of beginning of the year	€ 0	€ 0
Equity balance as of end of the year		€ (10,123)
Other equity | Ordinary shares
Treasury Shares [Line Items]
Number of shares outstanding at beginning of period	0	0
Number of shares outstanding at end of period		8,051,569
Equity balance as of beginning of the year	€ 0	€ 0
Acquisition of treasury shares		(65)
Equity balance as of end of the year		€ (8,877)
Other equity | Preference shares
Treasury Shares [Line Items]
Number of shares outstanding at beginning of period	0	0
Number of shares outstanding at end of period		138,846
Equity balance as of beginning of the year	€ 0	€ 0
Equity balance as of end of the year		(1,246)
Issued share capital and share premium
Treasury Shares [Line Items]
Equity balance as of beginning of the year	392,197	392,197
Equity balance as of end of the year	1,625,528
Issued share capital and share premium | Ordinary shares
Treasury Shares [Line Items]
Equity balance as of beginning of the year	392,197	392,197
Equity balance as of end of the year	1,530,346
Issued share capital and share premium | Preference shares
Treasury Shares [Line Items]
Equity balance as of beginning of the year	0	€ 0
Equity balance as of end of the year	95,182
28 August 2020 | Other equity
Treasury Shares [Line Items]
Number of shares acquired through treasury share transactions		1,190,415
Acquisition of treasury shares		€ (10,058)
28 August 2020 | Other equity | Ordinary shares
Treasury Shares [Line Items]
Number of shares acquired through treasury share transactions		1,051,569
Acquisition of treasury shares		€ (8,812)
28 August 2020 | Other equity | Preference shares
Treasury Shares [Line Items]
Number of shares acquired through treasury share transactions		138,846
Acquisition of treasury shares		€ (1,246)
28 August 2020 | Issued share capital and share premium
Treasury Shares [Line Items]
Acquisition of treasury shares	(10,123)
28 August 2020 | Issued share capital and share premium | Ordinary shares
Treasury Shares [Line Items]
Acquisition of treasury shares	(8,877)
28 August 2020 | Issued share capital and share premium | Preference shares
Treasury Shares [Line Items]
Acquisition of treasury shares	€ (1,246)
After 28 August 2020 | Other equity
Treasury Shares [Line Items]
Number of shares acquired through treasury share transactions		7,000,000
Acquisition of treasury shares		€ (65)
After 28 August 2020 | Other equity | Ordinary shares
Treasury Shares [Line Items]
Number of shares acquired through treasury share transactions		7,000,000
Acquisition of treasury shares		€ (65)
After 28 August 2020 | Other equity | Preference shares
Treasury Shares [Line Items]
Number of shares acquired through treasury share transactions		0
Acquisition of treasury shares		€ 0